Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities
Marketing	$ 72		$ 267
Legal			80	89
Production			57
Intellectual property				90
Other	42	4	22	19
Total accrued liabilities	$ 417	$ 4	$ 426	$ 198